Average Annual Total Returns - FidelityMunicipalCorePlusBondETF-PRO - FidelityMunicipalCorePlusBondETF-PRO - Fidelity Municipal Bond Opportunities ETF	Apr. 07, 2025
Fidelity Municipal Bond Opportunities ETF | Return Before Taxes
Average Annual Return:
Past 1 year	1.84%
Since Inception	4.42%	[1]
Fidelity Municipal Bond Opportunities ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.82%
Since Inception	4.41%	[1]
Fidelity Municipal Bond Opportunities ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.54%
Since Inception	4.22%	[1]
IXU23
Average Annual Return:
Past 1 year	1.61%
Since Inception	3.39%
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	3.27%

[1]	A From February 16, 2023 .